Financial risk management (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
US Dollars ("US$")
Financial risk management
Net exposure	$ (31,472)	$ (22,737)
US Dollars ("US$") | Accounts receivables
Financial risk management
Net exposure	4,156	6,676
US Dollars ("US$") | Restricted cash - escrow account
Financial risk management
Net exposure		0
US Dollars ("US$") | Derivatives
Financial risk management
Net exposure	(514)	(2,370)
US Dollars ("US$") | Trade and other payables
Financial risk management
Net exposure	(282)
US Dollars ("US$") | Loans and borrowings
Financial risk management
Net exposure	(34,832)	(27,043)
US Dollars ("US$") | Accounts payable for business acquired
Financial risk management
Net exposure		0
Other currencies
Financial risk management
Net exposure	538	1,366
Other currencies | Accounts receivables
Financial risk management
Net exposure	538	1,384
Other currencies | Restricted cash - escrow account
Financial risk management
Net exposure		4,247
Other currencies | Derivatives
Financial risk management
Net exposure	0	0
Other currencies | Trade and other payables
Financial risk management
Net exposure	0
Other currencies | Loans and borrowings
Financial risk management
Net exposure	$ 0	0
Other currencies | Accounts payable for business acquired
Financial risk management
Net exposure		$ (4,265)